Fees and Expenses	Oct. 31, 2025
Knollbrook Disciplined International Equity ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Portfolio. You may pay brokerage commissions and other fees to financial intermediaries which are not reflected in the table and example below.

Other Expenses, New Fund, Based on Estimates [Text]	Other Expenses are based on estimates for the current fiscal year.
Operating Expenses Caption [Optional Text]	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%
Distribution and Service (12b-1 Fees)[1]	0.00%
Other Expenses[2]	0.00%
Total Annual Portfolio Operating Expenses	0.55%

[1]	The Portfolio has adopted a Rule 12b-1 Plan; however, the plan is currently inactive, and no fees are being charged pursuant to the plan.
[2]	Other Expenses are based on estimates for the current fiscal year.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
1 Year	3 Years
$56	$176

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. The Portfolio may actively trade portfolio securities to achieve its principal investment strategies. The Portfolio has not commenced operations as of the date of this prospectus, but it is expected that on or about January 8, 2027 (the “Closing Date”), the Portfolio will acquire the assets and assume the liabilities of the Glenmede Disciplined International Equity Portfolio (the “Predecessor Fund”) in a reorganization. For the fiscal year ended October 31, 2025, the Predecessor Fund’s portfolio turnover rate was 76%.

Portfolio Turnover, Rate	76.00%
Knollbrook Global Secured Options ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Portfolio. You may pay brokerage commissions and other fees to financial intermediaries which are not reflected in the table and example below.

Other Expenses, New Fund, Based on Estimates [Text]	Other Expenses are based on estimates for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year, which are based on the expenses of the Predecessor Fund (as defined below) for its most recent fiscal year restated to reflect current fees.
Operating Expenses Caption [Optional Text]	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%
Distribution and Service (12b-1 Fees)[1]	0.00%
Other Expenses[2]	0.00%
Acquired Fund Fees and Expenses[3]	0.17%
Total Annual Portfolio Operating Expenses	0.72%

[1]	The Portfolio has adopted a Rule 12b-1 Plan; however, the plan is currently inactive, and no fees are being charged pursuant to the plan.
[2]	Other Expenses are based on estimates for the current fiscal year.
[3]	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year, which are based on the expenses of the Predecessor Fund (as defined below) for its most recent fiscal year restated to reflect current fees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Portfolio’s shares with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
1 Year	3 Years
$74	$230

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. The Portfolio may actively trade portfolio securities to achieve its principal investment strategies. The Portfolio has not commenced operations as of the date of this prospectus, but it is expected that on or about January 8, 2027 (the “Closing Date”), the Portfolio will acquire the assets and assume the liabilities of the Glenmede Global Secured Options Portfolio (the “Predecessor Fund”) in a reorganization. For the fiscal year ended October 31, 2025, the Predecessor Fund’s portfolio turnover rate was 69%.

Portfolio Turnover, Rate	69.00%